Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

January 8, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commision

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust X

(File Nos. 333-89354 and 811-21108)

CIK No. 0001174520

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X, a Delaware statutory trust (the “Trust”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the Supplement to the August 1 2017, Prospectus, Summary Prospectus and Statement of Additional Information for Pioneer Multi-Asset Ultrashort Income Fund (a series of the Trust), which was filed under Rule 497(e) on December 29, 2017 (SEC Accession No. 0000276776-17-000077).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.